Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	As at	As at
	September 30, 2021	December 31, 2020
	$	$
Revolving credit facility due through 2024	326,167	185,000
Term loan due in 2023	56,146	64,568
Total principal	382,313	249,568
Less: unamortized discount and debt issuance costs	(4,784)	(6,607)
Total debt	377,529	242,961
Less: current portion	(34,399)	(10,858)
Long-term portion	343,130	232,103